Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cohen & Steers International Realty Fund, Inc. | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	17.46%	(2.33%)	2.44%
Cohen & Steers International Realty Fund, Inc. | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent	21.17%	(2.06%)	2.26%
Cohen & Steers International Realty Fund, Inc. | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
Average Annual Return, Percent	23.53%	(1.07%)	3.28%
Cohen & Steers International Realty Fund, Inc. | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent	22.80%	(1.60%)	2.79%
Cohen & Steers International Realty Fund, Inc. | Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent	23.44%	(1.08%)	3.27%
Without Sales Load [Member] | Cohen & Steers International Realty Fund, Inc. | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	(1.43%)	2.91%
Without Sales Load [Member] | Cohen & Steers International Realty Fund, Inc. | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	22.17%	(2.06%)	2.26%
Cohen & Steers International Realty Fund, Inc. | Class A | MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index - net
Average Annual Return, Percent	31.22%	8.93%	8.18%
Cohen & Steers International Realty Fund, Inc. | Class C | MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index - net
Average Annual Return, Percent	31.22%	8.93%	8.18%
Cohen & Steers International Realty Fund, Inc. | Class I | MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index - net
Average Annual Return, Percent	31.22%	8.93%	8.18%
Cohen & Steers International Realty Fund, Inc. | Class R | MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index - net
Average Annual Return, Percent	31.22%	8.93%	8.18%
Cohen & Steers International Realty Fund, Inc. | Class Z | MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index - net
Average Annual Return, Percent	31.22%	8.93%	8.18%
Cohen & Steers International Realty Fund, Inc. | Class A | FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent	25.19%	(0.05%)	2.46%
Cohen & Steers International Realty Fund, Inc. | Class C | FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent	25.19%	(0.05%)	2.46%
Cohen & Steers International Realty Fund, Inc. | Class I | FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent	25.19%	(0.05%)	2.46%
Cohen & Steers International Realty Fund, Inc. | Class R | FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent	25.19%	(0.05%)	2.46%
Cohen & Steers International Realty Fund, Inc. | Class Z | FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent	25.19%	(0.05%)	2.46%